CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), AGF Investments Trust (1933 Act File No. 333-173167; 1940 Act File No. 811-22540) (“Registrant”) hereby certifies (a) that the form of the statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to AGF U.S. Market Neutral Anti-Beta Fund, a series of the Registrant, would not have differed from that contained in Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (“Amendment No. 77”) and (b) that Amendment No. 77 was filed electronically with the U.S. Securities and Exchange Commission on October 27, 2026 (Accession # 0001999371-26-023611).

Dated: November 3, 2026	By:	/s/ William H. DeRoche, Jr.
William H. DeRoche, Jr.
President